Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Feb. 28, 2019	11,490,000
Beginning balance, value at Feb. 28, 2019	$ 11,490	$ 22,410	$ (38,639)	$ (4,739)
Net loss			(5,516)	(5,516)
Ending balance, shares at Feb. 29, 2020	11,490,000
Ending balance, value at Feb. 29, 2020	$ 11,490	22,410	(44,155)	(10,255)
Net loss			(400)	(400)
Ending balance, shares at May. 31, 2020	11,490,000
Ending balance, value at May. 31, 2020	$ 11,490	22,410	(44,555)	(10,655)
Beginning balance, shares at Feb. 29, 2020	11,490,000
Beginning balance, value at Feb. 29, 2020	$ 11,490	22,410	(44,155)	(10,255)
Net loss			(1,950)	(1,950)
Ending balance, shares at Feb. 28, 2021	11,490,000
Ending balance, value at Feb. 28, 2021	$ 11,490	22,410	(46,105)	(12,205)
Net loss			(300)	(300)
Ending balance, shares at May. 31, 2021	11,490,000
Ending balance, value at May. 31, 2021	$ 11,490	$ 22,410	$ (46,405)	$ (12,505)